Equity Method Investments	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments

4.       Equity Method Investments:

a)	Interchart Shipping Inc. (or “Interchart”): The Company holds 33% of the total outstanding common shares of Interchart. This investment is accounted for as an equity method investment and is presented within “Long-term investment” in the consolidated balance sheets (2024: $1,361, 2025: $407) and the income or loss on investment is presented under “Equity in income/(loss) of investee” in the consolidated income statements (2023: $31, 2024: ($19), 2025: ($954)). The Company entered into a services agreement with Interchart for chartering, brokering and commercial services for all of the Company’s vessels for a monthly fee of $345 until December 31, 2025. The related expenses amounted to $4,140 in each year ended December 31, 2023, 2024 and 2025 and presented under “Voyage expenses” in the consolidated income statements. On January 30, 2026, the Company sold its holding to an unrelated party.

b)	StarOcean Manning Philippines Inc. (or “Starocean”): The Company has a 25% ownership interest in Starocean, a company that is incorporated and registered with the Philippine Securities and Exchange Commission, which provides crewing agency services. The remaining 75% interest is held by various local entrepreneurs not affiliated with the Company. This investment is accounted for as an equity method investment and is presented within “Long term investment” in the consolidated balance sheets (2024: $247, 2025: $294) and the income or loss on investment is presented under “Equity in income/(loss) of investee” in the consolidated income statements (2023: $29, 2024: $15, 2025: $47).

c)	Capesize Chartering Ltd. (or “CCL Pool”): The Company holds 33% of the CCL Pool. As of December 31, 2025, and 2024, the investment in CCL Pool amounted to $125 and is presented within “Long term investment” in the consolidated balance sheets.